UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405

Name of Fund: BlackRock Balanced Capital Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 - 06/30/2008

Item 1 - Schedule of Investments

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                              Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%                       Honeywell International, Inc.                             375,000  $    18,855,000
                                                 United Technologies Corp.                                 300,000       18,510,000
                                                                                                                    ---------------
                                                                                                                         37,365,000
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.2%                   FedEx Corp.                                                95,000        7,485,050
                                                 United Parcel Service, Inc. Class B                       225,000       13,830,750
                                                                                                                    ---------------
                                                                                                                         21,315,800
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                               Harley-Davidson, Inc.                                     385,000       13,960,100
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.5%                                 Anheuser-Busch Cos., Inc.                                 300,000       18,636,000
                                                 Dr. Pepper Snapple Group, Inc. (a)                        400,000        8,392,000
                                                                                                                    ---------------
                                                                                                                         27,028,000
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.4%                         Masco Corp.                                               430,000        6,763,900
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.9%                           The Bank of New York Mellon Corp.                         670,000       25,346,100
                                                 Invesco Ltd. (b)                                          750,000       17,985,000
                                                 Legg Mason, Inc.                                          240,000       10,456,800
                                                 Morgan Stanley                                            480,000       17,313,600
                                                                                                                    ---------------
                                                                                                                         71,101,500
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%                                 The Dow Chemical Co.                                      500,000       17,455,000
                                                 E.I. du Pont de Nemours & Co.                             575,000       24,661,750
                                                                                                                    ---------------
                                                                                                                         42,116,750
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.8%                  Cisco Systems, Inc. (a)                                 1,200,000       27,912,000
                                                 Juniper Networks, Inc. (a)                                250,000        5,545,000
                                                                                                                    ---------------
                                                                                                                         33,457,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.9%                   Hewlett-Packard Co.                                       450,000       19,894,500
                                                 International Business Machines Corp.                     240,000       28,447,200
                                                 Sun Microsystems, Inc. (a)                                450,000        4,896,000
                                                                                                                    ---------------
                                                                                                                         53,237,700
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                          Discover Financial Services, Inc.                         450,000        5,926,500
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.4%            Citigroup, Inc.                                           195,000        3,268,200
                                                 JPMorgan Chase & Co.                                      695,000       23,845,450
                                                                                                                    ---------------
                                                                                                                         27,113,650
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.4%    AT&T Inc.                                                 575,000       19,371,750
                                                 Verizon Communications, Inc.                              700,000       24,780,000
                                                                                                                    ---------------
                                                                                                                         44,151,750
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                           Tyco Electronics Ltd.                                     240,000        8,596,800
Instruments - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                               Schlumberger Ltd.                                         190,000       20,411,700
Services - 3.7%                                  Transocean, Inc.                                           90,000       13,715,100
                                                 Weatherford International Ltd. (a)                        675,000       33,473,250
                                                                                                                    ---------------
                                                                                                                         67,600,050
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%                  Wal-Mart Stores, Inc.                                     240,000       13,488,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                              Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.6%                             Cadbury Plc (b)                                           350,000  $    17,612,000
                                                 General Mills, Inc.                                       240,000       14,584,800
                                                 Nestle SA Registered Shares                               625,000       28,165,420
                                                 Unilever NV (b)                                           865,000       24,566,000
                                                                                                                    ---------------
                                                                                                                         84,928,220
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                          Baxter International, Inc.                                200,000       12,788,000
Supplies - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers  &                         AmerisourceBergen Corp.                                   450,000       17,995,500
Services- 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.7%             Carnival Corp.                                            650,000       21,424,000
                                                 McDonald's Corp.                                          500,000       28,110,000
                                                                                                                    ---------------
                                                                                                                         49,534,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%                        Sony Corp. (b)                                            400,000       17,496,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.5%                        Kimberly-Clark Corp.                                      480,000       28,694,400
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                               Accenture Ltd. Class A                                    575,000       23,414,000
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.7%                  3M Co.                                                    290,000       20,181,100
                                                 General Electric Co.                                      860,000       22,953,400
                                                 Textron, Inc.                                             505,000       24,204,650
                                                                                                                    ---------------
                                                                                                                         67,339,150
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                                 ACE Ltd.                                                  450,000       24,790,500
                                                 American International Group, Inc.                        555,000       14,685,300
                                                 Prudential Financial, Inc.                                335,000       20,012,900
                                                 RenaissanceRe Holdings Ltd.                               335,000       14,964,450
                                                                                                                    ---------------
                                                                                                                         74,453,150
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.6%              Yahoo! Inc. (a)                                           500,000       10,330,000
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                                 Dover Corp.                                               480,000       23,217,600
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                                     CBS Corp. Class B                                         815,000       15,884,350
                                                 Comcast Corp. Special Class A                             200,000        3,752,000
                                                 Walt Disney Co.                                           240,000        7,488,000
                                                                                                                    ---------------
                                                                                                                         27,124,350
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                           Alcoa, Inc.                                               400,000       14,248,000
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                          J.C. Penney Co., Inc.                                     250,000        9,072,500
                                                 Kohl's Corp. (a)                                          195,000        7,807,800
                                                                                                                    ---------------
                                                                                                                         16,880,300
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.3%               Devon Energy Corp.                                        250,000       30,040,000
                                                 EnCana Corp.                                               95,000        8,638,350
                                                 Exxon Mobil Corp.                                         195,000       17,185,350
                                                 Murphy Oil Corp.                                          325,000       31,866,250
                                                 Petroleo Brasileiro SA (b)                                130,000        9,207,900
                                                                                                                    ---------------
                                                                                                                         96,937,850
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%                           Bristol-Myers Squibb Co.                                  960,000       19,708,800
                                                 Merck & Co., Inc.                                         300,000       11,307,000
                                                 Schering-Plough Corp.                                     800,000       15,752,000
                                                 Wyeth                                                     575,000       27,577,000
                                                                                                                    ---------------
                                                                                                                         74,344,800
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                              Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                   Broadcom Corp. Class A (a)                                865,000  $    23,605,850
Equipment - 2.7%                                 Intersil Corp. Class A                                    600,000       14,592,000
                                                 Micron Technology, Inc. (a)                             1,920,000       11,520,000
                                                                                                                    ---------------
                                                                                                                         49,717,850
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.2%                                  Electronic Arts, Inc. (a)                                 385,000       17,105,550
                                                 Microsoft Corp.                                           900,000       24,759,000
                                                                                                                    ---------------
                                                                                                                         41,864,550
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.6%                          Home Depot, Inc.                                          480,000       11,241,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks - 66.2%                                          1,215,771,820
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Beneficial
                                                                                                          Interest
                                                 Mutual Funds                                                (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Master Total Return Portfolio of Master Bond LLC (c)    $ 412,000      575,760,965
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Mutual Funds - 31.4%                                             575,760,965
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Long-Term Investments
                                                 (Cost - $1,595,137,739) - 97.6%                                      1,791,532,785
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 BlackRock Liquidity Series, LLC Cash Sweep
                                                 Series, 2.56% (c)(d)                                       43,549       43,548,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities
                                                 (Cost - $43,548,760) - 2.4%                                             43,548,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments
                                                 (Cost - $1,638,686,499*)  - 100.0%                                   1,835,081,545

                                                 Other Assets Less Liabilities  - 0.0%                                      327,569
                                                                                                                    ---------------
                                                 Net Assets - 100.0%                                                $ 1,835,409,114
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,650,121,480
                                                                ===============
      Gross unrealized appreciation                             $   316,826,029
      Gross unrealized depreciation                                (131,865,964)
                                                                ---------------
      Net unrealized appreciation                               $   184,960,065
                                                                ===============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------
                                                              Net Activity       Interest
      Affiliate                                                  (000)            Income
      -------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $   18,873       $  1,401,007
      BlackRock Liquidity Series, LLC Money Market Series     $  (10,800)      $     24,961
      Master Total Return Portfolio of Master Bond LLC        $ (197,000)      $ 29,919,204
      -------------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)

(d)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Balanced Capital Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Balanced Capital Fund, Inc.

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Balanced Capital Fund, Inc.

Date: August 22, 2008